Summary Prospectus
FlexShares® International Quality Dividend Index Fund
March 1, 2015	Ticker: IQDF	Stock Exchange: NYSE Arca
Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s complete Prospectus and other information about the Fund online at www.flexshares.com/prospectus. You can also get this information at no cost by calling 1-855-FLEXETF (1-855-353-9383) or by sending an e-mail request to info@flexshares.com. The Fund’s complete Prospectus and Statement of Additional Information, both dated March 1, 2015, as supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust International Quality Dividend IndexSM (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.48%
Expense Reimbursement(2)	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.47%
(1)	Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2016. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.
Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	$ 48
3 Years	$ 153
5 Years	$268
10 Years	$603
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and a targeted overall volatility similar to that of the Northern Trust International Large Cap IndexSM (the “Parent Index”). Companies included in the Underlying Index are a subset of the Parent Index, and are selected based on expected dividend payment and fundamental factors such as profitability, management expertise and cash flow, as determined by NTI (in its capacity as the index provider (the “Index Provider”)), pursuant to its index methodology. The Underlying Index is designed to outperform the Parent Index on a risk-adjusted basis, with respect to a combination of dividend yield and capital appreciation. The Underlying Index begins with the Parent Index, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall
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FlexShares® International Quality Dividend Index Fund

beta similar to that of the Parent Index, dividend yield, quality factors and lower total risk. Beta represents the market sensitivity, relative to a given market index and time period, and is one measure of volatility. The Parent Index is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider, pursuant to its index methodology. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies. As of January 31, 2015, there were 240 issues in the Underlying Index. As of January 31, 2015, the top five countries (by weighting) represented in the Underlying Index were Great Britain (15.9%), Japan (13.6%), Australia (7.5%), China (6.6%), and Germany (6.2%). The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error to a greater extent than a fund that seeks to replicate an index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Fund reserves the right to use a replication indexing strategy if NTI determines that it is in the best interests of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts, foreign currency contracts, options and total return swaps, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “More Information about Underlying Indexes and Index Provider” section of the Prospectus.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk is the risk that securities in the Underlying Index or the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Concentration Risk is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.
Counterparty Risk is the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.
Currency Risk is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars,
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FlexShares® International Quality Dividend Index Fund

you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.
Derivatives Risk is the risk of investing in derivative instruments, including liquidity, interest rate, market, credit, counterparty and management risks, as well as the risk of mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Dividend Risk is the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
Emerging Markets Risk is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.
Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile than other asset classes.
Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.
Issuer Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value.
Management Risk is the risk that the representative sam-
pling strategy used by NTI may fail to produce the intended results.
Market Risk is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.
Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Passive Investment Risk is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.
Tracking Error Risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund employs a representative sampling strategy, and may incur tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Volatility Risk is the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility that is similar to that of the Parent Index, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
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FlexShares® International Quality Dividend Index Fund

Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Fund Performance
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting www.flexshares.com.
Calendar Year Total Returns
For the period shown in the bar chart above:
Best Quarter (6/30/2014): 6.43%
Worst Quarter (9/30/2014): -6.67%
Average Annual Total Returns
(for the periods ended December 31, 2014)
	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	-3.68%	3.18%	4/12/2013
After Taxes on Distributions	-4.36%	2.54%	—
After Taxes on Distributions and Sale of Shares	-1.04%	2.65%	—
Northern Trust International Quality Dividend Index (NTIQDNTR)*	-3.58%	3.41%	—
Dow Jones Global Select Dividend Total Return Index (DJGSDT)*	-0.35%	6.86%	—
*	Reflects no deduction for fees, expenses or taxes.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.
Management
Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Patrick Dwyer and Robert Anstine, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since February 2014 and October 2013, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund
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FlexShares® International Quality Dividend Index Fund

will only issue or redeem shares that have been aggregated into blocks of 100,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund's distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, qualified dividends, capital gains, or a combination of the three, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
FS00025-0315
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